SUBSEQUENT EVENTS (Details) - USD ($)				12 Months Ended
	Sep. 30, 2023	Feb. 24, 2023	Feb. 08, 2023	Dec. 31, 2021	Mar. 31, 2023	Feb. 23, 2023	Feb. 07, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
Repayment amount			$ 2,400,000
Amount outstanding			412,395		$ 412,395
Surrender and cancellation of Founder Shares		$ 263,123,592
Sponsor
SUBSEQUENT EVENTS
Surrender and cancellation of Founder Shares (in shares)		1,663,760
Public shareholders
SUBSEQUENT EVENTS
Surrender and cancellation of Founder Shares (in shares)		24,087,689
Common Stock | Class B ordinary shares
SUBSEQUENT EVENTS
Surrender and cancellation of Founder Shares (in shares)				249,928
Surrender and cancellation of Founder Shares				$ 25
If the proposed Business Combination has not been consummated by the maturity date of the bridge notes | Better HoldCo, Inc. | Preferred Stock
SUBSEQUENT EVENTS
Percent of discount							50.00%
Limited waiver | Sponsor
SUBSEQUENT EVENTS
Aggregate redemption amount						$ 17,000,000
Subsequent event
SUBSEQUENT EVENTS
Repayment amount			2,400,000
Amount outstanding			$ 412,395
Surrender and cancellation of Founder Shares		$ 263,123,592
Subsequent event | Sponsor
SUBSEQUENT EVENTS
Surrender and cancellation of Founder Shares (in shares)		1,663,760
Subsequent event | Public shareholders
SUBSEQUENT EVENTS
Surrender and cancellation of Founder Shares (in shares)		24,087,689
Subsequent event | Series D Preferred Stock
SUBSEQUENT EVENTS
Percent of discount	50.00%							50.00%
Subsequent event | If the proposed Business Combination has not been consummated by the maturity date of the bridge notes | Better HoldCo, Inc. | Class B ordinary shares
SUBSEQUENT EVENTS
Percent of discount							75.00%
Amount of pre-money equity valuation							$ 6,900,000,000
Subsequent event | If the proposed Business Combination has not been consummated by the maturity date of the bridge notes | Better HoldCo, Inc. | Preferred Stock
SUBSEQUENT EVENTS
Amount of pre-money equity valuation							$ 6,900,000,000
Subsequent event | If the proposed Business Combination is not completed on or before September 30, 2023
SUBSEQUENT EVENTS
Consideration	$ 35,000,000
Subsequent event | If the proposed Business Combination is not completed on or before September 30, 2023 | Better HoldCo, Inc.
SUBSEQUENT EVENTS
Percent of discount	75.00%
Amount of pre-money equity valuation	$ 6,900,000,000
Subsequent event | If the proposed Business Combination is not completed on or before September 30, 2023 | Better HoldCo, Inc. | Class B ordinary shares
SUBSEQUENT EVENTS
Percent of discount	75.00%							75.00%
Amount of pre-money equity valuation								$ 6,900,000,000
Subsequent event | If the proposed Business Combination is not completed on or before September 30, 2023 | Better HoldCo, Inc. | Common Stock
SUBSEQUENT EVENTS
Percent of discount	75.00%
Amount of pre-money equity valuation	$ 6,900,000,000							$ 6,900,000,000
Subsequent event | If the proposed Business Combination is not completed on or before September 30, 2023 | Better HoldCo, Inc. | Common Stock | Class B ordinary shares
SUBSEQUENT EVENTS
Amount of pre-money equity valuation	$ 6,900,000,000
Subsequent event | Limited waiver | Sponsor
SUBSEQUENT EVENTS
Aggregate redemption amount						$ 17,000,000
Subsequent event | Limited waiver | If the proposed Business Combination is completed on or before September 30, 2023 | Sponsor
SUBSEQUENT EVENTS
Share price	$ 10.00
Subsequent event | Limited waiver | If the proposed Business Combination is not completed on or before September 30, 2023 | Sponsor
SUBSEQUENT EVENTS
Share price	$ 10.00